Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
NOTE 10	-	OTHER CURRENT LIABILITIES

  Composition:

	US dollars
	December 31,
(in thousands)	2011		2010

Accrued expenses	11,800	(**)	8,879	(*)
Employees and institutions in respect thereof	3,363		3,174
Government institutions	5,062		5,757
Related party	47		91
Others	694		188
	20,966		18,089

(*)	Includes approximately US$ 4.4 million, regarding purchase price adjustment provision in connection with the sale of a subsidiary. This amount was paid in 2011 (see Note 12A1).

(**)	Includes approximately US$ 7.9 million, regarding the legal fees resulting from the claim described in Note 12A3.